Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Prepaid Expenses
Prepaid Insurance	$ 5,486	$ 9,311
Other	2,220	3,349
Prepaid expenses	7,706	12,660
Other Current Assets
Fuel Tax Receivable	1,142	2,106
Accrued Revenue	698	941
Other	1,639	1,719
Other current assets	3,479	4,766
Accrued Expenses and Accounts Payable
Accrued Accounts Payable	5,111	6,748
Dividends Payable	10,765	10,431
Insurance	5,475	5,477
Wages and benefits	5,809	4,857
Class B Shares	5,222	4,256
Taxes payable	2,905	1,770
Other	4,126	4,001
Accrued expenses and other current liabilities	$ 39,413	$ 37,540